SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates
a.
Use of estimates:

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions include (i) Revenue Recognition; (ii) Allowance for Doubtful Accounts; (iii) Deferred Income Taxes and (iv) measurement of the fair value of intangible assets and goodwill.

Financial statements in U.S. dollars
b.
Financial statements in U.S. dollars:

Most of the revenues of the Company are received in U.S. dollars. In addition, a substantial portion of the costs of the Company are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company operate. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

Principles of consolidation
c.
Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances were eliminated upon consolidation. Profits from intercompany sales, not yet realized outside the group, were also eliminated.

Cash and cash equivalents
d.
Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash equivalents. The Company has not held any cash equivalents during 2025, and 2024.

Restricted Cash
e.
Restricted Cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company's Israeli facility leasehold bank guarantee, and as a security for ongoing terms of the contracts with existing customers and commercial tenders guarantees.

Allowance for credit losses
f.
Allowance for credit losses:

The allowance for credit losses is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for credit losses, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

Inventories
g.
Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined for all types of inventory using the moving average cost method.

Property and equipment
h.
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Financing receivables
i.
Financing receivables:

The Company’s financing receivables primarily relate to leases that are classified as sales-type or direct financing leases in accordance with ASC 842.

At lease commencement, the Company derecognizes the underlying asset and recognizes a net investment in the lease, which consists of the sum of (i) the present value of lease payments to be received and (ii) any residual value of the underlying asset, whether guaranteed or unguaranteed.

The net investment in the lease is subsequently measured using the effective interest method, such that interest income is recognized over the lease term to produce a constant periodic rate of return on the net investment.

Financing receivables are classified as current or non-current based on the timing of expected collections and presented on the balance sheet within other current and other non-current assets.

Interest income on financing receivables is included in finance income.

Intangible assets
j.
Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized using units of production and the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	5

As of December 31, 2025, 2024 and 2023 no impairment losses were identified.

Acquisition-related intangible assets:

The Company accounts for its business combinations in accordance with ASC 805 “Business Combinations” and with ASC 350-20 “Goodwill and Other Intangible Assets” (“ASC 350-20”). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses accounted for under   the purchase method and consist of the value of identifiable intangible assets including developed software products, brand and patents, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related definite lived intangible assets are reported at cost, net of accumulated amortization.

Goodwill
k.
Goodwill:

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed by evaluating an initial qualitative assessment of the likelihood of impairment. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

In step one of the impairment test, the Company compares the fair value of the reporting unit to the carrying value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. If the fair value is less than the carrying value of the reporting unit, then the second step of the impairment test is performed to measure the amount of the impairment.

In the second step, the reporting unit’s fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit’s goodwill is less than its carrying value, the difference is recorded as impairment.

For the years ended December 31, 2025, 2024 and 2023 the Company performed an annual impairment analysis and no impairment losses have been identified.

Impairment of long-lived assets and intangible assets with definite useful life
l.
Impairment of long-lived assets and intangible assets with definite useful life:

The Company’s long-lived assets and intangible assets with definite useful life are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Long lived assets held for sale
m.	Long lived assets held for sale: The company accounted for its long-lived assets held for sale under ASC 360-10 ("Impairment or disposal of Long-lived Assets").

Under management decision, the patents acquired under Alvarion Ltd. and Safend Ltd. acquisitions during 2016, were not intended for internal use by the Company. Management entered into engagements with several brokers for the purpose of marketing and sale of those patents.

The Company classifies an asset group (an “asset”) as held for sale in the period during which (i) the Company has approved and committed to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be abandoned.

The Company initially and subsequently measures a long-lived asset that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in operating loss for the period in which the held for sale criteria are met.

Upon designation as an asset held for sale, the Company stops recording depreciation or amortization expense on the asset. The Company assesses the fair value of assets held for sale less any costs to sell at each reporting period until the asset is no longer classified as held for sale. Realization costs of the patents are immaterial.

For the years ended December 31, 2025, 2024 and 2023 the Company did not identify any triggers for impairment

Accrued severance pay and severance pay fund
n.
Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel’s Severance Pay Law. Employees are entitled to one month’s salary for each year of employment, or portion thereof. The Company’s liability for all its employees is presented under “accrued severance pay”. The Company deposits on a monthly basis to defined contribution plans.

A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a fund administered by a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if such fund does not contain sufficient assets to pay all employees the benefits to which they may be entitled relating to employee service in the current and prior periods. The fund assets are not included in the Company’s consolidated balance sheets.

Revenue recognition
o.
Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, licensing, maintenance, royalties and long-term contracts (including training and installation).

The Company recognize revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expect to receive in exchange for those goods or services.

The Company measures revenue based upon the consideration specified in the client arrangement, and revenue is recognized when the performance obligations in the client arrangement are satisfied. A performance obligation is a promise in a contract to transfer a distinct service to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as, the customer receives the benefit of the performance obligation. Under ASC 606, revenue is recognized when a customer obtains control of promised services in an amount that reflects the consideration the Company expect to receive in exchange for those services. To achieve this core principle, the Company applies the following five steps:

1)           Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2)           Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct in the context of the contract. If these criteria are not met the promised services are accounted for as a combined performance obligation.

3)           Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer.

The Company evaluates whether a significant financing component exists when the Company recognizes revenue in advance of customer payments that occur over time. For example, some of the Company contracts include payment terms greater than one year from when we transfer control of goods and services to the Company customers and the receipt of the final payment for those goods and services. If a significant financing component exists, the Company classifies a portion of the transaction price as interest income, instead of recognizing all of the transaction price as revenue. The Company does not adjust the transaction price for the effects of financing if, at contract inception, the period between the transfer of control to a customer and final payment is expected to be one year or less.

4)           Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. However, if a series of distinct services that are substantially the same qualifies as a single performance obligation in a contract with variable consideration, the Company must determine if the variable consideration is attributable to the entire contract or to a specific part of the contract. Contracts that contain multiple performance obligations require an allocation of the transaction price based on management’s judgement.

5)           Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

Nature of goods and services

The following is a description of the Company’s goods and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:

Software Maintenance and Support Services Revenue

Software maintenance and support services contracts are sold in conjunction with the Company’s software products for its e-Gov, IoT and Connectivity, and Cyber Security revenue streams. The contract terms for software maintenance and support span one to five years in length and provide customers with the rights to unspecified software product updates if and when available, online and telephone access to technical support personnel.

The Company recognizes revenue from fixed-price service and maintenance contracts using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts toward satisfying a performance obligation. The Company recognizes revenue from maintenance and support services provided pursuant to the time elapsed under such contracts, as that is when the performance obligation to the Company customers under such arrangements is fulfilled.

Perpetual Software License Revenue

The Company generates revenue from the sales of perpetual software licenses for its Cyber Security and e-Gov segments, including sales for its Magna_DL, Magna_VL, Magna_Passport, and Magna_ID software products. The intellectual property rights for usage of these products are transferred to the customer at the time of purchase and the software does not require implementation services, ongoing maintenance and support, or other adaptions in order to maintain utility.

In arrangements where ongoing services are not essential to the functionality of the delivered software, the Company recognizes perpetual software license revenue when the license agreement has been approved and the software has been delivered. The Company can identify each party’s rights, payment terms, and commercial substance of the content. Where applicable, the Company identifies multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the adjusted market assessment approach.

Annual Software License Revenue

The Company generates revenue from the sales of time-based software licenses for certain of its software products. The intellectual property rights for access to these products are transferred to the customer for contract terms of one year and the software requires ongoing maintenance, support, or other adaptions in order to maintain utility.

The Company recognizes revenue over time using the input method for its annual software licenses when ongoing services are determined to be essential to the functionality of the delivered software. The license along with the any customization services are transferred to the Company customers pursuant to the time elapsed under such contracts, as that is when the Company performance obligation to its customers under such arrangements is fulfilled.

System Design Revenue

System design revenue relate to services provided to governments and national agencies in the early stages of a new project including incumbent system data information extraction, customer interviewing and specification mapping, architecture and software design, secure credential design, project management and planning, data migration design, project operation planning, training, assimilation, and operational processes optimization for the Company’s e-Gov and IoT solutions.

The Company recognizes revenue from its system design services using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. The Company recognizes revenue from system design services provided pursuant to time-and-materials based contracts as the services are performed, as that is when the Company performance obligation to its customers under such arrangements is fulfilled. Where applicable, the Company identifies multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the expected cost plus a margin approach.

Implementation and System Deployment Revenue

Implementation and system deployment revenue relate to services provided to governments and national agencies typically after the design stage is concluded including infrastructure setup and deployment, software and chip design development, software customizations, purchase, and deployment of hardware and necessary system components, system integration and implementation, process engineering, customer training, system quality assurance testing, load balancing and local environment optimizations, and operational system launch for the Company’s e-Gov and IoT solutions.

The Company recognizes revenue from its implementation and system deployment revenue using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. The Company recognizes revenue from implementation and system deployment services provided pursuant to time-and-materials based contracts as the services are performed, as that is when the Company performance obligation to its customers under such arrangements is fulfilled. Where applicable, the Company identifies multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the residual approach.

Procurement of Secure Document Consumables Revenue

The Company procures secure document consumables for its e-Gov government customers which are needed to issue secure documents after a project deployment is complete and a system in actively running and operational. These consumables are manufactured generally at secure printing facilities utilizing proprietary and customized designs, which the Company has developed during the project design stage, to provide multiple layers of security preventing falsification of documents. These consumables include base card stock, security laminates, holograms, passive RFID chip inlays, passport booklets, secure chip cards, and various other secure credentialing necessities.

The Company recognizes revenue on procurement of secure document consumables products when the customer has control of the product, which is determined to be at the point in time when the products are delivered. Where applicable, the Company identifies multiple performance obligations and record as revenue as the performance obligations are fulfilled based on their stated prices within the contract.

Wireless & RFID Products Revenue

The Company’s wireless products include solutions for carrier wi-fi, enterprise connectivity, smart city, smart hospitality, connected campuses and connected events which enhance productivity and performance. The Company’s RFID products include asset tags which provide real-time asset loss prevention, inventory management, and personnel/asset tracking and vehicle tags which provide long-range vehicle ID for parking and fleet management, access control, asset loss prevention at airports, gated communities, truck and bus terminals, employee parking lots, hospitals, industrial facilities, railroads, mines and military installations.

The Company recognizes revenue on wireless and RFID products when the customer has control of the equipment, which is determined to be at the point in time when the products are shipped. Where applicable, the Company identifies multiple performance obligations and record as revenue as the performance obligations are fulfilled based on their stated prices within the contract.

Electronic Monitoring Services Revenue

Electronic monitoring services represent fees the Company collects through the sale or rental of its PureSecurity Suite of products, which include the PureMonitor, PureTrack, PureTag, PureCom, PureBeacon, and SCRAM devices. These devices identify, track, and monitor people or objects in real time through the Company’s GPS monitoring, home monitoring, and alcohol tracking solutions.

The Company recognizes revenue on the sale of electronic monitoring products when the customer has control of the equipment, which is determined to be at the point in time when the products are shipped. For devices which are rented and for electronic monitoring services provided, the Company recognizes revenue pursuant to the time elapsed for such contracts, as that is when the Company performance obligation to its customers under such arrangements is fulfilled. The Company customers typically pay for these services based on a net rate per day per individual or on a fixed monthly rate.

Treatment Services Revenue

Treatment services revenue is an extension of the Company’s electronic monitoring services. The Company provides individuals who have completed or are near the end of their sentence with the resources necessary to productively transition back into society. Through the Company daily reporting centers, we provide criminal justice programs and reentry services to help reduce recidivism which include case management, substance abuse education, vocational training, parental support, employment readiness and job placement. These activities are considered to be a bundle of services which are a part of a series of distinct services recognized over time.

The Company recognizes revenue from its treatment services using the input method of accounting. Under the input method, revenue is recognized revenue on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. The Company recognizes revenue from implementation and system deployment services provided pursuant to time-and-materials based contracts as the services are performed, as that is when the Company performance obligation to its customers under such arrangements is fulfilled. Where applicable, the Company identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the expected cost plus a margin approach.

Professional Services Revenue

The Company offers professional services for the Company’s Cyber Security software products, which includes an on-site / remote visit by a specialist technician to assist with installation, deployment and configuration.

The Company recognizes revenue from professional services upon completion of the service performed for the customer. As these services are completed during a single onsite visit, revenue is recognized at a point in time of such onsite visit.

Disaggregation of revenue

In the following table, revenue is disaggregated by major geographic region and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the reportable segments:

	Year ended December 31, 2025
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,011	$1,011
European countries	169	11,573	233	11,975
South America	-	-	-	-
United States	183	6,810	-	6,993
Israel	440	6,982	468	7,890
APAC	27	-	-	27
Total revenue	$819	$25,365	$1,712	$27,896

	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$774	$774
European countries	234	17,772	160	18,166
South America	8	-	-	8
United States	244	6,848	-	7,092
Israel	658	655	220	1,533
APAC	54	8	-	62
Total revenue	$1,198	$25,283	$1,154	$27,635

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,455	$1,455
European countries	328	17,256	89	17,673
South America	12	-	-	12
United States	279	6,487	-	6,766
Israel	562	23	-	585
APAC	79	-	-	79
Total revenue	$1,260	$23,766	$1,544	$26,570

Transaction price allocated to the remaining performance obligations

Remaining performance obligations represent the transaction price of system deployment, service and maintenance contracts for which work has not been performed as of the period end date. As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance totals $55,858. The Company expects approximately 39% of remaining performance obligations to be recognized into revenue within the next 12 months, with the remaining 61% recognized thereafter.

The Company applies the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one-year or less. We apply the transition practical expedient in paragraph ASC 606-10-65-1(f)(3) and do not disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Company expects to recognize that amount as revenue. Additionally, applying the practical expedient in paragraph ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts (i.e., commissions) as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one-year or less.

Research and development costs and software development costs
p.
Research and development costs and software development costs:

Research and development costs are expensed as incurred. Software development costs eligible for capitalization are accounted for in accordance with 985-20 Software — Costs of Software to be Sold, Leased or Marketed. Capitalization of software development costs for products to be sold to third parties begins upon the establishment of technological feasibility and ceases when the product is available for general release. Amortization is calculated and provided over the estimated economic life of the software, using the greater of (i) straight-line method or if applicable (ii) the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product. Amortization commences when developed software is available for general release to clients.

The estimated useful life of capitalized software development costs is 5 years.

Income taxes
q.
Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws, that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2025 and 2024 financial statements.

Concentrations of credit risk
r.
Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company is exposed to credit risk in the event of nonpayment by counterparties. The Company’s trade receivables are derived from sales to customers located primarily in Europe, Africa, the United States and South America. The Company performs ongoing credit evaluations of its customers’ financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection. Please see Note 16d for information on major customers.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company has no significant off-balance-sheet concentration of credit risk.

Concentrations of suppliers
s.
Concentrations of suppliers:

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results

Basic and diluted earnings per share
t.
Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method. The numbers of potential shares from the conversion of options and warrants that have been excluded from the calculation were 712,862, 1,038,056 and 528,750 for the years ended December 31, 2025, 2024 and 2023, respectively

Fair value of financial instruments
u.
Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable, trade payable, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

Accounting for stock-based compensation
v.
Accounting for stock-based compensation:

The Company accounts for stock-based compensation arrangements using a fair value method which requires the recognition of compensation expenses for costs related to all stock-based payments including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of several assumptions. Changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free interest rate, expected dividend yield, expected volatility and the expected life of the award.

Treasury Shares
w.	Treasury Shares: Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

Leases
x.
Leases:

The Company adopted ASU 2016-02, Leases (“Topic 842” or “ASC 842”) on January 1, 2021, using the modified retrospective approach, by applying the new standard to all leases existing at the date of initial application. The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory. Leases with a term of 12 months or less can be accounted for in a manner similar to the accounting for operating leases under ASC 840. The ASC 842 requires lessors to account for leases using an approach that is substantially equivalent to ASC 840 for sales-type leases, direct financing leases and operating leases.

The Company leases real estate and storage areas, which are all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance, and other operating expenses.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

Operating lease expenses are recognized on a straight-line basis over the lease term. Exchange rate differences related to lease liabilities are recognized as finance income or expense. Several of the Company’s leases include options to extend the lease. For purposes of calculating lease liabilities, lease terms include options to extend the lease when it is reasonably certain that the Company will exercise such options.

The Company's ROU assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events in circumstances indicate that the carrying amount of an asset may not be recoverable.

The ASC 842 provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis. See Note 9 for further information on leases.

Allocation of proceeds and related issuance costs
y.
Allocation of proceeds and related issuance costs:

When multiple instruments are issued in a single transaction (package issuance), the total net proceeds from the transaction are allocated among the individual freestanding instruments identified. The allocation occurs after identifying all the freestanding instruments and the subsequent measurement basis for those instruments.

Financial instruments that are required to be subsequently measured at fair value (i.e. derivative warrants liability and derivative liability related to bifurcated embedded conversion feature) are measured at fair value and the remaining consideration is allocated to other financial instruments that are not required to be subsequently measured at fair value (i.e. certain convertible bridge loans, warrants eligible for equity classification) and ordinary shares, based on the relative fair value basis for such instruments.

The allocation of issuance costs to freestanding instruments was based on an approach that is consistent with the allocation of the proceeds, as described above.

Issuance costs allocated to the derivative warrant liabilities were immediately expensed, as discussed above. Issuance costs allocated to warrants stock classified as equity component were recorded as a reduction of additional paid-in capital.

Stock Warrants
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Stock Warrants

Certain warrants that were granted by the Company to investors are classified as a component of permanent equity since they are freestanding financial instruments that are legally detachable and separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price and thus, are considered as indexed to the Company’s own stock. In addition, the warrants must require physical settlement and may not provide any guarantee of value or return. Such warrants were initially recognized based on the allocation method described in Note 2x above as an increase to additional paid-in capital. When applicable, direct issuance expenses that were allocated to the above warrants were deducted from additional paid-in capital.

Derivative Warrants Liability
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Derivative Warrants Liability:

The Company accounts for certain warrants to purchase Ordinary Shares in connection with certain transactions, held by investors, that include a fundamental transaction feature pursuant to which such warrants could be required to be settled in cash upon certain events, as current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”).

The Company accounted for these warrants as a financial liability measured upon initial recognition and on subsequent periods at fair value by using the Black-Scholes Option Pricing Model.

Certain warrants that were granted by the Company in connection with certain transactions (see also Notes 10&14) entitle the investors to exercise the warrants for a variable number of shares and/or for a variable exercise price, accordingly, the warrants were classified as a current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company accounted for these warrants as a financial derivative liability measured upon initial recognition and on subsequent periods at fair value by using the Black-Scholes Option Pricing Model.

The fair value of the aforesaid warrants derivative liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of in the “Financing (income) expenses, net” line in operations in the accompanying consolidated statement of net loss, until such warrants are exercised or expired. When applicable, direct issuance expenses that were allocated to the above warrants were expensed as incurred.

Certain warrants that were granted by the Company in connection with certain transactions (see also Notes 10&14) entitle the investors to exercise the warrants for a variable number of shares and/or for a variable exercise price, accordingly, the warrants were classified as a current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company accounted for these warrants as a financial derivative liability measured upon initial recognition and on subsequent periods at fair value by using the Black-Scholes Option Pricing Model.

The fair value of the aforesaid warrants derivative liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of in the “Financing (income) expenses, net” line in operations in the accompanying consolidated statement of net loss, until such warrants are exercised or expired. When applicable, direct issuance expenses that were allocated to the above warrants were expensed as incurred.

Reclassification
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Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company's equity, net loss or cash flows.

Recently Adopted Accounting Standards
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Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which replaces the current incurred loss methodology with an expected loss methodology which is referred to as the current expected credit loss (“CECL”) methodology. The measurement of credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loans receivables and trade accounts receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees and other similar instruments) and net investment in leases recognized by a lessor in accordance with Accounting Standards Codification (“ASC”) Topic 842 – Leases. ASU 2016-13 also made changes to the accounting for available-for-sale debt securities and requires credit losses to be presented as an allowance rather than as a write-down on such securities management does not intend to sell or believes that it is more likely than not they will be required to sell. The adoption of ASU 2016-13 on January 1, 2023 did not have a material impact on the Company’s consolidated financial statements and disclosures

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), “Improvements to Reportable Segment Disclosures,” which enhances the disclosures required for operating segments in the annual and interim consolidated financial statements. This ASU is effective for the Company's annual report for fiscal year 2025 and for interim period reporting beginning in fiscal year 2026 on a retrospective basis.  The adoption of ASU 2023-07 on January 1, 2025 did not have a material impact on the Company’s consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024, early adoption is permitted. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards Not Yet Effective
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Recently Issued Accounting Standards Not Yet Effective

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 was issued to improve disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 is effective for the fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance is to be applied on a prospective basis; however, retrospective application is permitted. The Company is within the scope of this ASU and expects to adopt ASU 2024-03 on January 1, 2027, on a prospective basis, and adoption will result in new disclosures as prescribed by the guidance.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805): Identifying the Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU modifies the guidance for identifying the accounting acquirer in transactions involving VIEs. The ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, and early adoption is permitted. The amendments are applied prospectively to business combinations occurring after the adoption date. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements; however, the impact will depend on the nature of future transactions.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments introduce a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the timing of adoption and the impact of this guidance on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-07, Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Company does not currently have contracts that include share-based noncash consideration; however, management is evaluating the potential impact of this ASU on future transactions.

In September 2025, the FASB also issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, which modifies the recognition threshold for capitalization of internal-use software costs. The ASU is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual periods. Early adoption is permitted. The Company is evaluating the impact of this ASU on its internal-use software capitalization policy.

Other new pronouncements issued but not effective as of December 31, 2025 are not expected to have a material impact on the Company’s consolidated financial statements.